Consolidated Statements of Operations shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares
Profit or loss [abstract]
Revenues	$ 157		$ 25		$ 157		$ 235
Expenses
Research and development expenses	3,942		3,951		8,317		8,835
Administration expenses	4,647		8,551		9,541		16,688
Impairment			341				341
Gain on foreign exchange	(1,745)		(480)		(959)		(307)
Finance costs	868		1,661		2,227		2,833
Loss on extinguishment of liabilities (note 7)					212
Change in fair value of financial instruments measured at fair value through profit or loss (note 6)	(1,064)		(1,402)		(1,307)		(1,556)
Loss from continuing operations, net of taxes of $nil	(6,491)		(12,597)		(17,874)		(26,599)
Discontinued operations
Gain (loss) on sale of discontinued operations, net of income taxes $nil (note 3)			10,698		(600)		10,698
Income (loss) from discontinued operations, net of taxes of $nil (note 3)	266		(30,234)		1,085		(37,081)
Total income (loss) from discontinued operations	266		(19,536)		485		(26,383)
Net loss	(6,225)		(32,133)		(17,389)		(52,982)
Net (loss) income attributable to:
Non-controlling interests in continuing operations	(288)		(93)		(853)		(677)
Owners of the parent
- Continuing operations	(6,203)		(12,504)		(17,021)		(25,922)
- Discontinued operations	266		(19,536)		485		(26,383)
Total Net (loss) income attributable to owners of the parent from continuing and discontinued operations	(5,937)		(32,040)		(16,536)		(52,305)
Net loss	$ (6,225)		$ (32,133)		$ (17,389)		$ (52,982)
Income (Loss) per share attributable to the owners of the parent basic and diluted:
From continuing operations | $ / shares		$ (0.2)		$ (0.42)		$ (0.55)		$ (0.87)
From discontinued operations | $ / shares		0.01		(0.65)		0.02		(0.88)
Total loss per share | $ / shares		$ (0.19)		$ (1.07)		$ (0.53)		$ (1.75)
Weighted average number of outstanding shares (in thousands) | shares	31,043		29,944		31,043		29,944